Summary of Significant Accounting Policie (Details) - Schedule of the shares of class A common stock reflected in the consolidated balance sheets as temporary equity (Parentheticals)	12 Months Ended
Dec. 31, 2022 shares
Kludein I Acquisition Corp. [Member]
Summary of Significant Accounting Policie (Details) - Schedule of the shares of class A common stock reflected in the consolidated balance sheets as temporary equity (Parentheticals) [Line Items]
Trust Account earnings	32,631